Sales and other operating revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of sales and operating revenue [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2021	2020	2021	2020
By segment
gas & low carbon energy	5,739	3,227	13,741	8,752
oil production & operations	5,597	3,304	10,752	9,135
customers & products	31,160	17,783	58,267	43,597
other businesses & corporate	381	442	817	879
	42,877	24,756	83,577	62,363

Less: sales and other operating revenues between segments
gas & low carbon energy	1,063	27	2,095	1,838
oil production & operations	4,928	2,870	9,783	8,371
customers & products	112	330	222	(452)
other businesses & corporate	307	267	466	371
	6,410	3,494	12,566	10,128

External sales and other operating revenues
gas & low carbon energy	4,676	3,200	11,646	6,914
oil production & operations	669	435	969	765
customers & products	31,048	17,453	58,045	44,049
other businesses & corporate	74	174	351	507
Total sales and other operating revenues	36,467	21,262	71,011	52,235

By geographical area
US	15,305	7,532	29,796	17,197
Non-US	29,700	16,946	56,583	43,778
	45,005	24,478	86,379	60,975
Less: sales and other operating revenues between areas	8,538	3,216	15,368	8,740
	36,467	21,262	71,011	52,235

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	1,291	1,062	2,625	2,497
Oil products	24,651	10,452	43,929	30,706
Natural gas, LNG and NGLs(b)	4,273	2,072	8,454	5,250
Non-oil products and other revenues from contracts with customers(b)	1,603	2,092	3,001	4,569
Revenue from contracts with customers	31,818	15,678	58,009	43,022
Other operating revenues(c)	4,649	5,584	13,002	9,213
Total sales and other operating revenues	36,467	21,262	71,011	52,235